Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
Summary of lease costs
The lease costs for the years ended December 31, 2023 and 2022 are as follows (in thousands):

	December 31, 2023	December 31, 2022
Operating lease cost	$201	$201
Short term lease cost	21	22

Total lease cost	$222	$223

Summary of amounts reported in the balance sheet for leases where the Company is the lessee
Amounts reported in the balance sheet for leases where the Company is the lessee as of December 31, 2023 are as follows (in thousands):

Right-of-use assets, operating lease	$349

Operating lease liabilities, current	$193
Operating lease liabilities, non-current	176

Total operating lease liabilities	$369

Remaining lease term (in years)	1.75
Discount rate	6.0%

Summary of Future Minimum Maturities of Lease Liabilities
Future minimum lease payments remaining as of December 31, 2023 under the operating lease by fiscal year are as follows (in thousands):

Fiscal Year
2024	210
2025	178

Total minimum lease payments	388
Less imputed interest	(19)

Present value of lease payments	$369